                        January 5, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       The Dreyfus/Laurel Funds, Inc.

-Dreyfus Disciplined Stock Fund

-Dreyfus Money Market Reserves

-Dreyfus AMT-Free Municipal Reserves

-Dreyfus Bond Market Index Fund

-Dreyfus Tax Managed Growth Fund

-Dreyfus BASIC S&P 500 Stock Index Fund

-Dreyfus U.S. Treasury Reserves

-Dreyfus Opportunistic Fixed Income Fund

-Dreyfus Opportunistic Emerging Markets Fund

                        File No.  811-05202

Gentlemen,

            Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the fiscal year ended October 31, 2014.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-7804.

                                                                                                Very truly yours,

                                                                                                /s/ Lucas A. Ortega

                                                                                                Lucas A. Ortega

                                                                                                Senior Paralegal

LO/

Enclosures